INCOME TAX - Deferred tax assets and liabilities, net (Details)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Deferred tax assets:
Allowance for credit losses	¥ 1,019,592	$ 140,608	¥ 1,781,573
Impairment for inventory	90,322	12,456	59,913
Net operating loss carryforwards	23,290,731	3,211,938	16,511,047
Subtotal	24,400,645	3,365,002	18,352,533
Less: Valuation allowance	(24,107,246)	(3,324,540)	(17,193,874)
Total deferred tax assets, net	293,399	40,462	1,158,659
Deferred tax liabilities:
Accelerated amortization of intangible assets	(146,511)	(20,205)	(119,271)
Gain on the previously held equity method investment	(146,888)	(20,257)	(146,888)
Recognition of customer relationship arising from business combinations	0	0	(892,500)
Total deferred tax liabilities	(293,399)	(40,462)	(1,158,659)
Deferred tax liabilities, net	¥ 0	$ 0	¥ 0